Other equity (Tables)	12 Months Ended
Mar. 31, 2024
Other Equity [Abstract]
Summary of Retained Earnings / (Losses)

(Amounts in INR)
As at April 1, 2021	(6,489)
Loss for the year	(16,077)
Re-measurement loss on defined benefit plans (net of tax)	6
Acquisition of interest by NCI in subsidiaries	1
Repurchase of vested stock options	(65)
Debenture redemption reserve created during the year	(5)
Debenture redemption reserve released on account of repayment of debentures	140

Adjustments / impact pursuant to the Transaction:
Distribution / cash paid to RPL’s equity holders	(19,609)
Recognition of non-controlling interests pursuant to the Transaction	214
Change in fair value of put option liability / derecognition of non-controlling interests	(4,667)
Effect of approved capital reduction (refer Note 16)	9,128
Shares pending cancellation (refer Note 16)	(997)
As at March 31, 2022	(38,420)
Loss for the year	(4,817)
Re-measurement loss on defined benefit plans (net of tax)	2
Acquisition of interest by NCI in subsidiaries	(31)
Debenture redemption reserve released on account of repayment of debentures	106
Change in fair value of put option liability / derecognition of non-controlling interests during the year	3,034
Shares bought back, held as treasury stock (refer Note 16)	(13,499)
Allocation of other equity to non controlling interest	15
As at March 31, 2023	(53,610)
Profit for the year	3,404
Re-measurement loss on defined benefit plans (net of tax)	(14)
Acquisition of interest by NCI in subsidiaries	30
Debenture redemption reserve released on account of repayment of debentures	5
Change in fair value of put option liability / derecognition of non-controlling interests during the year	(1,380)
Shares bought back, held as treasury stock (refer Note 16)	(4,926)
Allocation of other equity to non controlling interest	58
As at March 31, 2024 (INR)	(56,433)
As at March 31, 2024 (USD)	(677)

Summary of Other Components of Equity

(Amounts in INR)
As at April 1, 2022*	(2,000)
As at March 31, 2023*	1,518
As at March 31, 2024 (INR) *	2,689
As at March 31, 2024 (USD) *	32

* Represents hedge reserve, share based payment reserve, capital reserve, debenture redemption reserve and foreign currency translation reserve as explained below.

Summary of Hedge Reserve

(Amounts in INR)
As at April 1, 2021	(5,224)
OCI for the year (refer Note 49)	3,565
Recognition of non-controlling interests pursuant to the Transaction	716
Attributable to non-controlling interests (refer Note 49)	(385)
As at March 31, 2022	(1,328)
OCI for the year (refer Note 49)	861
Attributable to non-controlling interests (refer Note 49)	(151)
As at March 31, 2023	(618)
OCI for the year (refer Note 49)	(2,205)
Attributable to non-controlling interests (refer Note 49)	129
Amount transferred to property, plant and equipment	827
As at March 31, 2024 (INR)	(1,867)
As at March 31, 2024 (USD)	(22)

Summary of Share Based Payment Reserve

(Amounts in INR)
As at April 1, 2021	1,165
Expense for the year	2,505
Recognition of non-controlling interests pursuant to the Transaction	(117)
Repurchase of vested stock options	(24)
Amount utilised on exercise of stock options	(85)
As at March 31, 2022	3,444
Expense for the year	2,512
Shares issued during the year	(70)
As at March 31, 2023	5,886
Expense for the year	2,278
Shares issued during the year	(15)
As at March 31, 2024 (INR)	8,149
As at March 31, 2024 (USD)	98

Summary of Capital Reserve

(Amounts in INR)
As at April 1, 2021	49
Acquisition of non-controlling interest	(5,618)
Recognition of non-controlling interests pursuant to the Transaction	(5)
Allocation to non-controlling interest	1
As at March 31, 2022	(5,573)
Allocation to non-controlling interest	76
As at March 31, 2023	(5,497)
Acquisition of non-controlling interest	252
Allocation to non-controlling interest	(17)
As at March 31, 2024 (INR)	(5,262)
As at March 31, 2024 (USD)	(63)

Summary of Debenture Redemption Reserve

(Amounts in INR)
As at April 1, 2021	1,602
Debenture redemption reserve created during the year	5
Recognition of non-controlling interests pursuant to the Transaction	(188)
Allocation to non-controlling interest	(23)
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(140)
As at March 31, 2022	1,256
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(106)
Allocation to non-controlling interest	50
As at March 31, 2023 (INR)	1,200
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(5)
Allocation to non-controlling interest	0
As at March 31, 2024 (INR)	1,195
As at March 31, 2024 (USD)	14

Summary of Foreign Currency Translation Reserve

(Amounts in INR)
As at April 1, 2021	10
Exchange differences on translation of foreign operations	191
As at March 31, 2022	201
Exchange differences on translation of foreign operations	345
Allocation of other equity to non controlling interest	1
As at March 31, 2023	547
Exchange differences on translation of foreign operations	(68)
Allocation of other equity to non controlling interest	(5)
As at March 31, 2024 (INR)	474
As at March 31, 2024 (USD)	6